Income Taxes (Tables)	12 Months Ended
Jun. 30, 2015
Schedule of Components of Loss Before Income Taxes [Table Text Block]
	For the Year Ended	For the Year Ended
	June 30, 2015	June 30, 2014

United States of America	$(34,880)	$(76,464)
Canada	(39,433)	(42,513)
People's Republic of China	(6,828)	(57,023)
Loss before income taxes	$(81,141)	$(176,000)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2015	2014

USA net operating losses	$11,859	$25,998
Canada net operating losses	5,323	5,739
PRC net operating losses	1,855	15,494
Deferred tax assets, net	19,037	47,231
Less: valuation allowance	(19,037)	(47,231)
Deferred tax assets, net	$-	$-